UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08044

Morgan Stanley High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 33rd Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Semi-Annual Report

June 30, 2005

Morgan Stanley High Yield Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

Morgan Stanley High Yield Fund, Inc.

Directors
Charles A. Fiumefreddo
Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael Nugent
Fergus Reid

Officers
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President
and Principal Executive
Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

James W. Garrett
Treasurer and Chief
Financial Officer

Carsten Otto
Chief Compliance Officer

Michael J. Leary
Assistant Treasurer

Mary E. Mullin
Secretary

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Custodian
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

Stockholder Servicing Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
1 (800) 278-4353

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 221-6726 or visit our website at www.morganstanley.com/im.

© 2005 Morgan Stanley

Morgan Stanley High Yield Fund, Inc.

Letter to Stockholders	Overview

Performance

For the six months ended June 30, 2005, the Morgan Stanley High Yield Fund, Inc. (the “Fund”) had a total return, based on net asset value per share of -0.38%, net of fees, compared to 0.77% for the CSFB High Yield Index (the “Index”). On June 30, 2005, the closing price of the Fund’s shares on the New York Stock Exchange was $6.28, representing a 7.9% discount to the Fund’s net asset value per share.

Factors Affecting Performance

•                       The Fund experienced unfavorable security selection within the housing industry during the period. In particular, the Fund owned positions in several highly leveraged building products companies. These companies fell out of favor when the market declined in the spring partly due to the belief that building construction would slow in the second half of 2005.

•                       Security selection in the transportation sector added to performance as we avoided a few credits that had poor results while our investments in this sector generally posted solid numbers. In addition, an underweight to this sector benefited performance as the auto-related companies performed poorly.

•                       Security selection in telecommunications, forest products, manufacturing and diversified media detracted from relative performance. In each of these sectors one or two companies posted poor operating results and the securities declined more than the overall market.

Management Strategies

•                       We seek to maintain a balanced and well-diversified portfolio. The Fund consists of approximately 150 issuers. This diversifies the Fund’s credit risk, yet it also can allow sufficient average security size for strategic overweights. We continue to maintain an average credit quality of mid-to-high single B, which is very close to that of the benchmark.

•                       We have focused on larger companies because of their overall financial flexibility, their tendency to withstand less favorable financial markets and their superior access to capital markets.

•                       We believe the fundamentals of the high yield market remain positive, with favorable earnings and lower default rates. Many of these positive factors have already been “priced into” the market during the past two-and-a-half years.

•                       We have been moving the credit quality of the Fund slightly higher to try to protect the Fund against any market declines.

•                       As has been the case since last February, we believe high yield returns should continue to be driven primarily by coupon income rather than price appreciation. We look for the market fundamentals to remain favorable through at least the end of 2005 and potentially into 2006.

Sincerely,

Ronald E. Robison
Executive Vice President—
Principal Executive Officer	July 2005

Morgan Stanley High Yield Fund, Inc.

Investment Advisory Agreement Approval	June 30, 2005 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Fund’s performance was lower than its performance peer group average for all three periods. The Board considered that the Fund’s performance, relative to is performance peer group, had steadily improved, as the gap between the peer group’s performance and the average of its performance peer group has steadily narrowed from the five- to the three- to the one-year period.  The Board concluded that the Fund’s performance was improving and could reasonably be expected to continue to improve.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund’s total expense ratio was also lower than the average total expense ratio of the funds included in the Fund’s expense peer group. The Board concluded that the Fund’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is closed-end and is not a growth fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

Morgan Stanley High Yield Fund, Inc.

Investment Advisory Agreement Approval (cont’d)	June 30, 2005 (unaudited)

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”).  The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement for another year.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

	Face
	Amount (000)		Value (000)
CORPORATE BONDS AND NOTES (94.8%)
Aerospace (0.6%)
K&F Acquisition, Inc.
7.75%, 11/15/14	$ (a)570		$586
Cable (5.8%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(a)670	919
Cablevision Systems Corp.
7.89%, 4/1/09	$ (a)(b)300		302
7.89%, 4/1/09	(b)45		45
Charter Communications Holdings LLC
9.625%, 11/15/09	(c)100		75
10.25%, 1/15/10	(c)222		166
17.19%, 1/15/11	(c)(d)642		495
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(b)400		409
8.25%, 1/15/13	(a)55		57
8.625%, 1/15/15	(a)545		578
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)925		1,008
PanAmSat Corp.
9.00%, 8/15/14	621		681
Renaissance Media Group LLC
10.00%, 4/15/08	(d)275		274
Satelites Mexicanos SA de CV, ‘B’
10.125%, 11/1/04	(e)495		265
Telenet Group Holding NV
9.27%, 6/15/14	(a)(c)(d)495		387
			5,661
Chemicals (6.8%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	EUR	(a)(b)540	670
Equistar Chemicals LP
10.125%, 9/1/08	$ (c)601		653
10.625%, 5/1/11	(c)145		161
Huntsman Advanced Materials LLC
11.00%, 7/15/10	235		267
Huntsman International LLC
10.125%, 7/1/09	1		@—
10.125%, 7/1/09	EUR	(c)259	327
Innophos Investments Holdings, Inc.
10.268%, 2/15/15	$ (a)(b)272		251
ISP Chemco, Inc.
10.25%, 7/1/11	(c)375		411
ISP Holdings, Inc.
10.625%, 12/15/09	$ (c)330		$357
Koppers, Inc.
9.875%, 10/15/13	175		190
Millennium America, Inc.
7.00%, 11/15/06	330		339
9.25%, 6/15/08	(c)438		476
Nalco Co.
7.75%, 11/15/11	(c)205		219
8.875%, 11/15/13	765		824
Rhodia SA
8.00%, 6/1/10	EUR	95	115
8.875%, 6/1/11	$ (a)610		590
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	(a)150	184
10.625%, 5/15/11	$555		615
			6,649
Consumer Products (2.7%)
Amscan Holdings, Inc.
8.75%, 5/1/14	(c)330		303
Levi Strauss & Co.
8.254%, 4/1/12	(b)945		898
Oxford Industries, Inc.
8.875%, 6/1/11	255		274
Rayovac Corp.
8.50%, 10/1/13	755		793
Spectrum Brands, Inc.
7.375%, 2/1/15	(a)195		190
Tempur-Pedic, Inc.
10.25%, 8/15/10	189		209
			2,667
Diversified Media (5.8%)
Advanstar Communications, Inc.
10.75%, 8/15/10	100		110
10.768%, 8/15/08	(b)752		806
AMC Entertainment, Inc.
7.518%, 8/15/10	(a)(b)(c)345		358
CanWest Media, Inc.
8.00%, 9/15/12	824		871
Dex Media East LLC
12.125%, 11/15/12	(c)270		325
Dex Media West LLC
9.875%, 8/15/13	415		475

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

Face
Amount (000)	Value (000)
Diversified Media (cont’d)
Houghton Mifflin Co.
4.21%, 10/15/13	$	(d)500	$368
8.25%, 2/1/11	80	83
9.875%, 2/1/13	(c)520	558
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	160	153
6.25%, 11/15/14	230	216
Nebraska Book Co., Inc.
8.625%, 3/15/12	490	459
Primedia, Inc.
8.875%, 5/15/11	(c)620	653
Vertis, Inc.
13.50%, 12/7/09	(a)275	207
5,642
Energy (9.0%)
CHC Helicopter Corp.
7.375%, 5/1/14	(a)360	361
7.375%, 5/1/14	625	627
Chesapeake Energy Corp.
6.625%, 1/15/16	(a)300	311
7.50%, 9/15/13	(c)745	810
Citgo Petroleum Corp.
6.00%, 10/15/11	(c)495	496
Compagnie Generale de Geophysique SA
7.50%, 5/15/15	(a)220	230
El Paso Production Holding Co.
7.75%, 6/1/13	(c)1,005	1,078
Hanover Compressor Co.
8.625%, 12/15/10	120	128
9.00%, 6/1/14	450	481
Hanover Equipment Trust
8.75%, 9/1/11	250	267
Hilcorp Energy I LP
10.50%, 9/1/10	(a)730	810
Husky Oil Co.
8.90%, 8/15/28	(c)(b)855	950
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	231	257
Pacific Energy Partners LP
7.125%, 6/15/14	450	471
Pemex Project Funding Master Trust
9.125%, 10/13/10	(c)345	405
Plains Exploration & Production Co.
7.125%, 6/15/14	335	360
Tesoro Corp.
9.625%, 4/1/12	$200	$222
Vintage Petroleum, Inc.
7.875%, 5/15/11	545	578
8,842
Financials (1.3%)
JSG Funding plc
10.125%, 10/1/12	EUR	311	393
Refco Finance Holdings LLC
9.00%, 8/1/12	$840	895
1,288
Food & Drug (2.7%)
CA FM Lease Trust
8.50%, 7/15/17	(a)611	699
Delhaize America, Inc.
8.125%, 4/15/11	(c)440	496
Jean Coutu Group, Inc.
7.625%, 8/1/12	185	192
8.50%, 8/1/14	(c)830	824
Rite Aid Corp.
8.125%, 5/1/10	(c)385	398
2,609
Food & Tobacco (3.1%)
Michael Foods, Inc.
8.00%, 11/15/13	405	414
Pilgrim’s Pride Corp.
9.25%, 11/15/13	215	240
9.625%, 9/15/11	935	1,026
Smithfield Foods, Inc.
7.00%, 8/1/11	970	1,026
7.625%, 2/15/08	(c)265	277
2,983
Forest Products (6.5%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)705	652
Crown European Holdings SA
6.25%, 9/1/11	EUR	245	314
Georgia-Pacific Corp.
8.875%, 2/1/10	$	(c)1,115	1,271
Graham Packaging Co., Inc.
9.875%, 10/15/14	(a)810	816
Graphic Packaging International Corp.
9.50%, 8/15/13	(c)710	719
Owens-Brockway
8.25%, 5/15/13	1,175	1,282

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

	Face
	Amount (000)	Value (000)
Forest Products (cont’d)
Owens-Illinois, Inc.
7.35%, 5/15/08	$ (c)360	$375
Pliant Corp.
13.00%, 6/1/10	230	188
13.00%, 6/1/10	(c)287	234
Tembec Industries, Inc.
8.50%, 2/1/11	(c)665	517
		6,368
Gaming & Leisure (5.7%)
Caesar’s Entertainment, Inc.
7.875%, 12/15/05	355	361
8.875%, 9/15/08	250	280
HMH Properties, Inc.
7.875%, 8/1/08	31	32
Host Marriott LP
6.375%, 3/15/15	(a)760	756
7.125%, 11/1/13	(c)230	241
Isle of Capri Casinos, Inc.
7.00%, 3/1/14	735	742
MGM Mirage
6.00%, 10/1/09	(c)1,525	1,540
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	620	702
Station Casinos, Inc.
6.00%, 4/1/12	885	903
		5,557
Health Care (4.8%)
AmerisourceBergen Corp.
8.125%, 9/1/08	(c)478	521
Community Health Systems, Inc.
6.50%, 12/15/12	(c)410	419
DaVita, Inc.
6.625%, 3/15/13	(a)405	420
DEL Laboratories, Inc.
8.00%, 2/1/12	220	190
Fisher Scientific International, Inc.
6.125%, 7/1/15	(a)155	156
6.75%, 8/15/14	275	289
8.00%, 9/1/13	60	69
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	(c)490	513
MedCath Holdings Corp.
9.875%, 7/15/12	500	561
National Nephrology Associates, Inc.
9.00%, 11/1/11	$ (a)(c)100	$113
Tenet Healthcare Corp.
7.375%, 2/1/13	150	149
9.875%, 7/1/14	270	291
VWR International, Inc.
6.875%, 4/15/12	235	233
8.00%, 4/15/14	(c)290	278
Warner Chilcott Corp.
8.75%, 2/1/15	(a)485	474
		4,676
Housing (6.1%)
Associated Materials, Inc.
5.12, 3/1/14	(d)1,515	970
Goodman Global Holding Co., Inc.
6.41%, 6/15/12	(a)(b)170	168
7.875%, 12/15/12	(a)715	665
Interface, Inc.
7.30%, 4/1/08	135	138
9.50%, 2/1/14	535	548
10.375%, 2/1/10	165	182
Nortek, Inc.
8.50%, 9/1/14	750	701
NTK Holdings, Inc.
6.97%, 3/1/14	(a)(d)690	328
Ply Gem Industries, Inc.
9.00%, 2/15/12	300	255
RMCC Acquisition Co.
9.50%, 11/1/12	(a)535	514
Technical Olympic USA, Inc.
7.50%, 1/15/15	600	543
9.00%, 7/1/10	133	138
9.00%, 7/1/10	(c)385	398
10.375%, 7/1/12	(c)380	399
		5,947
Information Technology (2.8%)
Iron Mountain, Inc.
7.75%, 1/15/15	(c)375	379
8.625%, 4/1/13	(c)595	619
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	550	515
Nortel Networks Ltd.
6.125%, 2/15/06	(c)590	597
Sanmina-SCI Corp.
6.75%, 3/1/13	(a)670	643
		2,753

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

		Face
		Amount (000)	Value (000)
Manufacturing (4.3%)
Flowserve Corp.
12.25%, 8/15/10		$ (c)218	$236
Hexcel Corp.
6.75%, 2/1/15		485	487
Johnsondiversey, Inc.
9.625%, 5/15/12		511	521
9.625%, 5/15/12	EUR	235	280
Manitowoc Co., Inc.
10.375%, 5/15/11		768	1,032
NMHG Holding Co.
10.00%, 5/15/09		$633	668
Propex Fabrics, Inc.
10.00%, 12/1/12		(c)410	392
Trimas Corp.
9.875%, 6/15/12		(c)747	631
			4,247
Metals (2.5%)
Foundation PA Coal Co.
7.25%, 8/1/14		170	180
General Cable Corp.
9.50%, 11/15/10		255	274
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(f)515	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(e)(f)1,595	@—
Novelis, Inc.
7.25%, 2/15/15		(a)815	822
Republic Technologies International LLC
13.75%, 7/15/09		(e)(f)720	@—
UCAR Finance, Inc.
10.25%, 2/15/12		530	560
United States Steel Corp.
9.75%, 5/15/10		(c)555	602
			2,438
Retail (1.7%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		(a)(e)415	435
General Nutrition Centers, Inc.
8.50%, 12/1/10		585	471
Petro Stopping Centers LP
9.00%, 2/15/12		710	717
			1,623
Services (3.0%)
Allied Waste North America
6.375%, 4/15/11		$ (c)220	$212
7.25%, 3/15/15		(a)475	462
8.50%, 12/1/08		265	279
8.875%, 4/1/08		(c)526	555
Buhrmann US, Inc.
7.875%, 3/1/15		(a)195	191
8.25%, 7/1/14		625	628
MSW Energy Holdings LLC
8.50%, 9/1/10		(c)105	112
MSW Energy Holdings II LLC
7.375%, 9/1/10		495	510
			2,949
Telecommunications (2.8%)
AXtel SA
11.00%, 12/15/13		(c)745	816
Esprit Telecommunications Group plc
11.50%, 12/15/07	EUR	(e)(f)665	@—
EXDS, Inc.
11.625%, 7/15/10		$ (e)(f)1,082	@—
Primus Telecommunications Group, Inc.
8.00%, 1/15/14			@—
Qwest Communications International, Inc.
7.268%, 2/15/09		(b)515	508
Qwest Corp.
5.625%, 11/15/08		(c)115	114
Qwest Services Corp.
13.50%, 12/15/10		950	1,102
14.00%, 12/15/14		185	225
Rhythms NetConnections, Inc.
13.50%, 5/15/08		(e)(f)2,591	@—
14.00%, 2/15/10		(e)(f)1,476	@—
			2,765
Transportation (5.8%)
Amsted Industries, Inc.
10.25%, 10/15/11		(a)765	830
ArvinMeritor, Inc.
8.75%, 3/1/12		225	236
AutoNation, Inc.
9.00%, 8/1/08		(c)552	606
Commercial Vehicle Group, Inc.
8.00%, 7/1/13		145	148
General Motors Acceptance Corp.
6.875%, 9/15/11		95	88
6.875%, 8/28/12		755	692

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

	Face
	Amount (000)	Value (000)
Transportation (cont’d)
Laidlaw International, Inc.
10.75%, 6/15/11	$715	$838
Lear Corp.
8.11%, 5/15/09	235	243
Meritor Automotive, Inc.
6.80%, 2/15/09	285	283
Sonic Automotive, Inc.
8.625%, 8/15/13	(c)975	990
TRW Automotive, Inc.
9.375%, 2/15/13	607	675
		5,629
Utilities (8.3%)
AES Corp. (The)
7.75%, 3/1/14	(c)300	327
8.875%, 2/15/11	59	66
9.00%, 5/15/15	(a)(c)570	643
9.375%, 9/15/10	88	100
Allegheny Energy, Inc.
7.75%, 8/1/05	(c)285	286
CMS Energy Corp.
7.50%, 1/15/09	75	79
8.50%, 4/15/11	(c)450	504
Dynegy Holdings, Inc.
6.875%, 4/1/11	(c)578	574
9.875%, 7/15/10	(a)(c)440	488
Ipalco Enterprises, Inc.
8.625%, 11/14/11	165	186
Monongahela Power Co.
5.00%, 10/1/06	(c)570	575
Nevada Power Co.
8.25%, 6/1/11	355	402
9.00%, 8/15/13	445	503
Northwest Pipeline Corp.
8.125%, 3/1/10	115	125
Ormat Funding Corp.
8.25%, 12/30/20	773	785
PSEG Energy Holdings LLC
8.625%, 2/15/08	(c)541	578
Reliant Energy, Inc.
6.75%, 12/15/14	600	589
Southern Natural Gas Co.
8.875%, 3/15/10	235	259
Williams Cos., Inc.
7.875%, 9/1/21	(c)875	1,000
		8,069
Wireless Communications (2.7%)
Rogers Wireless Communications, Inc.
7.50%, 3/15/15	$350	$382
Rural Cellular Corp.
7.91%, 3/15/10	(b)(c)305	316
SBA Communications Corp.
7.41%, 12/15/11	(d)735	680
8.50%, 12/1/12	635	687
UbiquiTel Operating Co.
9.875%, 3/1/11	505	557
		2,622
TOTAL CORPORATE BONDS AND NOTES (Cost $94,127)		92,570

	Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(g)35,921	3
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(g)1,105	@—
TOTAL COMMON STOCKS (Cost $1,950)		3
PREFERRED STOCKS (1.1%)
Broadcasting (0.1%)
Paxson Communications Corp., PIK, 14.25%	16	103
Utilities (1.0%)
TNP Enterprises, Inc., PIK, 14.50%	(f)860	974

TOTAL PREFERRED STOCKS (Cost $378)		1,077

No. of
Warrants
WARRANTS (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (Cost $45)	(a)(f)(g)1,677	40

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	June 30, 2005 (unaudited)

	Face
	Amount (000)	Value (000)
SHORT-TERM INVESTMENTS (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 3.40% dated 6/30/05, due 7/1/05, repurchase price $4,017 (Cost $4,017)	$ (h)4,017	$4,017
TOTAL INVESTMENTS (100.0%) (Cost $100,517)		97,707
LIABILITIES IN EXCESS OF OTHER ASSETS		(17,955)
NET ASSETS		$79,752

(a)	144A Security - Certain conditions for public sale may exist.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2005.
(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2005. See note A-3 to financial statements.
(d)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is ultimate maturity.
(e)	Security is in default.
(f)	Security was valued at fair value - At June 30, 2005, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Non-income producing.
(h)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@	Amount is less than $500.
EUR	Euro
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency				In			Net Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	810	$981	7/26/05	USD	1,062	$1,062	$81
EUR	2,731	3,307	7/26/05	USD	3,576	3,576	269
EUR	1,145	1,387	7/26/05	USD	1,500	1,500	113
EUR	535	648	7/26/05	USD	702	702	54
EUR	270	327	7/26/05	USD	349	349	22
EUR	349	422	7/05/05	USD	421	421	(1)
USD	350	350	7/26/05	EUR	270	327	(23)
USD	350	350	7/26/05	EUR	270	327	(23)
USD	674	674	7/26/05	EUR	530	642	(32)
USD	290	290	7/26/05	EUR	230	279	(11)
USD	148	148	7/26/05	EUR	120	145	(3)
USD	143	143	7/26/05	EUR	117	142	(1)
USD	317	317	7/26/05	EUR	261	316	(1)
USD	421	421	7/5/05	EUR	349	422	1
		$9,765				$10,210	$445

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry, as a percentage of total investments.

*    Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labelled “Other”.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Financial Statements (unaudited)

Statement of Assets and Liabilities

June 30, 2005 (000)
Assets:
Investments, at Value (Cost $100,517)	$97,707
Receivable for Investments Sold	1,996
Interest Receivable	1,914
Unrealized Appreciation on Foreign Currency Exchange Contracts	540
Other Assets	9
Total Assets	102,166
Liabilities:
Payable For:
Reverse Repurchase Agreements	20,988
Investments Purchased	557
Dividends Declared	527
Bank Overdraft Payable	96
Unrealized Depreciation on Foreign Currency Exchange Contracts	95
Investment Advisory Fees	46
Directors’ Fees and Expenses	14
Custodian Fees	5
Administration Fees	3
Other Liabilities	83
Total Liabilities	22,414
NetAssets
Applicable to 11,700,448, Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$79,752
Net Asset Value Per Share	$6.82
Net Assets Consist of:
Common Stock	$117
Paid-in Capital	156,080
Undistributed (Distributions in Excess of) Net Investment Income	(1,322)
Accumulated Net Realized Gain (Loss)	(72,655)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,468)
Net Assets	$79,752

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Financial Statements (unaudited)

Statement of Operations

Six Months Ended
June 30, 2005
(unaudited) (000)
Investment Income
Interest	$4,063
Expenses
Interest Expense on Reverse Repurchase Agreements	324
Investment Advisory Fees (Note B)	281
Administration Fees (Note C)	32
Stockholder Reporting Expenses	29
Professional Fees	26
Stockholder Servicing Fees	14
Custodian Fees (Note D)	8
Bank Overdraft Expense	1
Other Expenses	23
Total Expenses	738
Waiver of Administration Fees (Note C)	(10)
Expense Offset (Note D)	@—
Net Expenses	728
Net Investment Income	3,335
Net Realized Gain (Loss) on:
Investments	392
Foreign Currency Transactions	98
Net Realized Gain (Loss)	490
Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,277)
Foreign Currency Translations	871
Change in Unrealized Appreciation (Depreciation)	(4,406)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(3,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(581)

@ Amount is less than $500.

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited) (000)	December 31, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$3,335	$7,517
Net Realized Gain (Loss)	490	3,419
Change in Unrealized Appreciation (Depreciation)	(4,406)	(1,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	(581)	9,927
Distributions from and/or in Excess of:
Net Investment Income	(3,159)	(7,837)
Total Increase (Decrease)	(3,740)	2,090
Net Assets:
Beginning of Period	83,492	81,402
End of Period (including undistributed (distributions in excess of) net investment income of $(1,322) and $(1,498), respectively)	$79,752	$83,492

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Financial Statements (unaudited)

Statement of Cash Flows

Six Months Ended June 30, 2005 (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$31,865
Purchases of Long-Term Investments	(26,462)
Net (Increase) Decrease in Short-Term Investments	(1,578)
Net Realized Gain (Loss) on Foreign Currency Transactions	98
Net Investment Income	3,335
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	45
Net Increase (Decrease) in Payables Related to Operations	155
Accretion/Amortization of Discounts and Premiums	(101)
Net Cash Provided (Used) by Operating Activities	7,357
Cash Flows from Financing Activities:
Cash Received for Reverse Repurchase Agreements	26,435
Cash Paid for Repurchase Agreements	(28,705)
Cash Distributions Paid	(5,087)
Net Cash Provided (Used) for Financing Activities	(7,357)
Net Increase (Decrease) in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Selected Per Share Data and Ratios	Financial Highlights

	Six Months Ended June 30, 2005
			Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.14		$6.96	$5.46	$7.26	$9.31	$12.73
Net Investment Income	0.29	†	0.64 †	0.67 †	0.78 †	1.15	1.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		0.21	1.40	(1.80)	(2.01)	(3.38)
Total from Investment Operations	(0.05)		0.85	2.07	(1.02)	(0.86)	(2.12)
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.67)	(0.57)	(0.78)	(1.19)	(1.30)
Net Asset Value, End of Period	$6.82		$7.14	$6.96	$5.46	$7.26	$9.31
Per Share Market Value, End of Period	$6.28		$6.51	$6.55	$5.38	$8.04	$9.44
TOTAL INVESTMENT RETURN:
Market Value	0.61	%**	10.27%	33.13%	(24.16)%	(2.82)%	(4.02)%
Net Asset Value (1)	(0.38	)%**	13.82%	39.29%	(14.69)%	(11.05)%	(17.72)%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$79,752		$83,492	$81,402	$63,878	$84,577	$107,840
Ratio of Expenses to Average Net Assets(2)	1.81	%*	1.45%	1.50%	2.92%	4.02%	3.84%
Ratio of Expenses Excluding Interest Expense to Average Net Assets(2)	1.00	%*	1.00%	1.05%	1.25%	1.17%	1.05%
Ratio of Net Investment Income to Average Net Assets	8.31	%*	9.14%	10.57%	12.69%	13.37%	11.02%
Portfolio Turnover Rate	27	%**	55%	68%	56%	51%	35%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.81	%*	N/A	N/A	N/A	N/A	N/A
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.84	%*	1.45%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	8.28	%*	9.14%	N/A	N/A	N/A	N/A

(1)                                  Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

**                                  Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Notes to Financial Statements	June 30, 2005 (unaudited)

Morgan Stanley High Yield Fund, Inc. (the “Fund”) was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund’s primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A.     Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation:    Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.                Repurchase Agreements:    The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3.                Reverse Repurchase Agreements:    The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received

Morgan Stanley High Yield Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2005 (unaudited)

by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At June 30, 2005, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in less than 365 Days
Value of Securities Subject to Repurchase	$20,702,000
Liability Under Reverse Repurchase Agreement	$20,988,000
Weighted Average Days to Maturity	19.58

The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2005 was approximately $18,410,000 at a weighted average weekly interest rate of 3.24%.

4.                Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                    investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                    investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund have utilized and their associated risks:

5.                Foreign Currency Exchange Contracts:    The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time

Morgan Stanley High Yield Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2005 (unaudited)

it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6.                Structured Securities:    The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

7.                Futures:    The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8.                Over-the-Counter Trading:    Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9.                Other:    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B.     Investment Advisory Fees:    Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund’s average weekly net assets.

C.     Administration Fees:     MS Investment Management also serves as Administrator to the Fund pursuant to an administration agreement for a monthly fee, computed weekly and payable monthly, which on an annual basis equals to 0.08% of the average weekly net assets of the Fund.  As approved by the Board of Directors, MS Investment Management has agreed to limit the administration fee so that it will be no greater than the old administration fee of 0.02435% of the weekly net assets plus $24,000 per annum.  This waiver is voluntary and may be terminated at any time.  For the six months ended June 30, 2005, $10,000 of administration fees were waived pursuant to this arrangement.  Under a sub-administration

Morgan Stanley High Yield Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2005 (unaudited)

agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.  Administration costs (including out-of-pocket expenses)  incurred in the ordinary course of providing services under the agreement, except pricing services and extraordinary expenses, will be covered under the administration fee.

D. Custodian Fees:    JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Federal Income Taxes:    It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 were as follows:

2004 Distributions Paid From: (000)		2003 Distributions Paid From: (000)
Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
$7,837	$—	$6,671	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences are generally due to differing treatments of gains and losses related to foreign currency transactions and paydown adjustments. Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the Fund did not have distributable earnings on a tax basis.

At June 30, 2005, the Federal income tax cost basis of securities was $100,517,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $2,810,000 of which $4,976,000 related to appreciated securities and $7,786,000 related to depreciated securities.

At December 31, 2004, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $72,451,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008, $4,214,000 to expire on December 31, 2009, $24,375,000 will expire on December 31, 2010, $38,087,000 will expire on December 31, 2011 and $241,000 will expire on December 31, 2012.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2004, the Fund did not defer post-October capital, currency and passive foreign investment company losses to January 1, 2005, for U.S. Federal income tax purposes.

Morgan Stanley High Yield Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2005 (unaudited)

F.     Contractual Obligations:   The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.     Other:    During the six months ended June 30, 2005, the Fund made purchases and sales totalling approximately $26,797,000 and $33,711,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A substantial portion of the Fund’s total investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Assets and Liabilities and the differences could be material.

On June 20, 2005, the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.045 per share, derived from net investment income, payable on July 15, 2005, to stockholders of record on June 30, 2005.

Reporting to Stockholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800)548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

Morgan Stanley High Yield Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1 (800) 278-4353

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Required disclosure beginning with fiscal year end 12/31/05.

Item 9. Closed-End Fund Repurchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics — Not applicable for semi-annual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 23, 2005